RELATED PARTY BALANCES AND TRANSACTIONS (Narrative) (Details) - USD ($) $ in Thousands		1 Months Ended					12 Months Ended
		Oct. 31, 2015	Feb. 28, 2015	Mar. 31, 2014	Sep. 30, 2012	Jul. 31, 2012	Dec. 31, 2015	Nov. 30, 2015	Dec. 31, 2014
Details of related party balances and transactions [Line Items]
Amounts due from related parties							$ 16,484		$ 1,001
CEO [Member]
Details of related party balances and transactions [Line Items]
Face amount of debt								$ 69,468
SoFi [Member] | Series B shares [Member]
Details of related party balances and transactions [Line Items]
Payment for equity method investments					$ 49,000
SoFi [Member] | Series D shares [Member]
Details of related party balances and transactions [Line Items]
Payment for equity method investments				$ 20,789
SoFi [Member] | Series E preferred shares [Member]
Details of related party balances and transactions [Line Items]
Payment for equity method investments			$ 22,331
SoFi [Member] | Series F Preferred Stock [Member]
Details of related party balances and transactions [Line Items]
Payment for equity method investments		$ 150,000
SoFi Lending Corp. [Member] | Series 2012-A Senior Secured Refi Loan Notes [Member]
Details of related party balances and transactions [Line Items]
Purchases of Series 2012-A Senior Secured Refi Loan Notes						$ 10,000
Golden Axe [Member]
Details of related party balances and transactions [Line Items]
Amounts due from related parties	[1]						15,963
Amounts due from related parties excluding interest-free amount							$ 3,320
Interest rate (as a percent)							5.00%
Maturity period							12 months

[1]	The balance mainly represents the loans to Shenzhen Golden Axe Co., Ltd. and Golden Axe Inc. (collectively, “Golden Axe”). Since December 2014, the Company entered into a series of loan agreements with Golden Axe, pursuant to which, short-term loans with an aggregate amount of $15,804 were provided by the Company. Among the loans, $3,320 bears interest of 5% per annum and the rest is interest-free. All the loans were expected to be repaid within 12 months. In December 2015, Golden Axe became an equity investee of the Company.